CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 17,670	$ 47,307
Cryptocurrency assets	55,077
Total current assets	95,143	51,472
Non-current assets:
Intangible assets, net	71,931	240
Total non-current assets	200,973	20,631
TOTAL ASSETS	296,116	72,103
Current liabilities:
Accrued payroll and welfare payable	489	171
Accrued expenses and other liabilities	18,738	7,498
Total current liabilities	84,397	11,282
TOTAL LIABILITIES	88,966	12,253
Shareholders' equity:
Additional paid-in capital	590,567	412,364
Treasury shares	(21,604)	(21,604)
Accumulated other comprehensive loss	(2,355)	(4,598)
Total shareholder's equity	181,777	61,833
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	296,116	72,103
Parent Company [Member]
Current assets:
Cash and cash equivalents	126	510	$ 877	$ 1,798
Cryptocurrency assets	17,068
Other current assets	44,362	1,291
Amounts due from intergroup companies	95,697	73,242
Total current assets	157,253	75,043
Non-current assets:
Investment in subsidiaries and VIEs	38,981	(9,413)
Intangible assets, net	140
Total non-current assets	39,121	(9,413)
TOTAL ASSETS	196,374	65,630
Current liabilities:
Accrued payroll and welfare payable	73	129
Accrued expenses and other liabilities	3,531	1,035
Amounts due to intergroup companies	10,993	2,633
Total current liabilities	14,597	3,797
TOTAL LIABILITIES	14,597	3,797
Shareholders' equity:
Additional paid-in capital	590,567	412,364
Treasury shares	(21,604)	(21,604)
Accumulated other comprehensive loss	(2,355)	(4,598)
Accumulated deficit and statutory reserve	(384,867)	(324,351)
Total shareholder's equity	181,777	61,833
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	196,374	65,630
Class A Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	36	22
Class A Ordinary shares [Member] | Parent Company [Member]
Shareholders' equity:
Ordinary shares, value	$ 36	$ 22